Short-term loans (Narrative) (Detail) ¥ in Thousands, $ in Millions, ₨ in Billions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2018 USD ($)	Dec. 31, 2018 PKR (₨)
Conditions of short-term loans [line items]
Short-term loans represented the notes receivable that were discounted with resource	¥ 461,000	¥ 24,000
Short-term loans	61,038,772	80,251,348	[1]
Huaneng Capital Services Co., Ltd. [member]
Conditions of short-term loans [line items]
Short-term loans	50,000
Huaneng Finance [member]
Conditions of short-term loans [line items]
Short-term loans	¥ 9,454,000	¥ 6,505,000
Annual interest rate	from 4.13% to 4.35%	from 3.92% to 4.35%
Xi'an Thermal Power Research Institute Co., Ltd ("Xi'an Thermal") [member]
Conditions of short-term loans [line items]
Short-term loans		¥ 100,000
Annual interest rate		4.13%
A subsidiary of Huaneng Energy & Communications Holdings Co., Ltd. [member]
Conditions of short-term loans [line items]
Short-term loans		¥ 753,000
Annual interest rate		from 3.92% to 4.13%
Ruyi Pakistan Energy [member]
Conditions of short-term loans [line items]
Short-term loans guaranteed by related parties	¥ 1,560,000
Ruyi Pakistan Energy [member] | Huaneng Group and Ruyi Technology Group [member]
Conditions of short-term loans [line items]
Short-term loans guaranteed by related parties	1,238,000			$ 180
Ruyi Pakistan Energy [member] | Shandong Luyi Power International Limited Company ("Luyi Power") [member]
Conditions of short-term loans [line items]
Short-term loans guaranteed by related parties	¥ 322,000				₨ 6.5
Amount of Irrevocable stand-by letter of credit used for guarantee | $				$ 66

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).